Income Taxes (Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Reconciliation of the beginning and ending amount of unrecognized tax benefits, excluding interest and penalties
Unrecognized Tax Benefits - beginning of period	$ 27,334	$ 23,237	$ 4,565
Gross increases - tax positions in prior periods	15,461	2,275	15,536
Gross decreases - tax positions in prior periods	0	(283)	0
Gross increases - current-period tax positions	2,776	2,262	3,220
Settlements	(14,210)	(52)	0
Lapse of statute of limitations	(718)	(105)	(84)
Unrecognized Tax Benefits - end of period	$ 30,643	$ 27,334	$ 23,237